Related Party Transactions (Tables) - Globallink Investment Inc [Member]	3 Months Ended
Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of valuation of the Promissory note – related party
March 24, 2025
Closing stock price	$12.00
Expected time to liquidity	0.32 years
Risk free rate	4.31%
Volatility	29.6%

Related Party [Member]
IfrsStatementLineItems [Line Items]
Schedule of valuation of the Promissory note – related party
March 6, 2025
Closing stock price	$12.00
Expected time to liquidity	0.37 years
Risk free rate	4.31%
Volatility	27.7%